Initial Public Offering and Over-Allotment	6 Months Ended	7 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Initial Public Offering and Over-Allotment [Abstract]
Initial Public Offering and Over-Allotment

Note 3 — Initial Public Offering and Over-Allotment

Pursuant to the IPO, the Company sold 7,500,000 Units at a price of $10.00 per Unit. Each Unit consists of one share of common stock and one right to receive one-tenth (1/10) of a share of common stock upon consummation of a Business Combination (each, a “Public Right”).

The Company granted the underwriters a 45-day option to purchase up to 1,125,000 Units to cover Over-allotment, if any. On January 14, 2022, the underwriters partially exercised the option and purchased 227,686 additional Units (the “Over-allotment Units”).

Note 3 — Initial Public Offering and Over-Allotment

Pursuant to the IPO, the Company sold 7,500,000 Units at a price of $10.00 per Unit. Each Unit consists of one share of common stock and one right to receive one-tenth (1/10) of a share of common stock upon consummation of a Business Combination. (each, a “Public Right”).

The Company granted the underwriters a 45-day option to purchase up to 1,125,000 Units to cover Over-allotment, if any. On January 14, 2022, the underwriters partially exercised the option and purchased 227,686 additional Units (the “Over-allotment Units”).